Investment Objectives and Goals - Akre Focus ETF	Oct. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AKRE FOCUS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Akre Focus ETF (the “Fund”) seeks to achieve long-term capital appreciation.